Financial instruments - Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 1,750,321	$ 1,377,851	$ 1,041,369	$ 2,655,236
Other current financial assets	976,641	1,079,595
Other non-current financial hedge assets	19,673	2,930
Other current financial liabilities	(470,755)	(1,163,468)
Lease liabilities current	(22,196)	(23,011)
Other non-current financial liabilities	(4,220,557)	(3,600,582)
Non-current Lease liabilities	(50,782)	(60,801)
Total	$ (2,017,655)	$ (2,387,486)	$ (2,161,874)